COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES.
Indemnity cost	$ 0	$ 0	$ 0